Consolidated Statement of Comprehensive Income (Loss) - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net income (loss)	$ (7,704,000)	$ (8,106,000)	$ 35,160,000	$ 6,064,000
Other comprehensive income (loss) that may be reclassified to Statement of Operations in subsequent periods (net of tax)
Exchange differences on translation of foreign operations	(630,000)	(667,000)	(1,245,000)	2,235,000
Reclassification of exchange differences on loss of control			(138,000)
Share of other comprehensive income (loss) of associates and joint ventures			94,000
Net other comprehensive income (loss) that may be reclassified to the Statement of Operations in subsequent periods	(630,000)	(667,000)	(1,289,000)	2,235,000
Total comprehensive income (loss), net of tax	(8,334,000)	(8,773,000)	33,871,000	8,299,000
Total comprehensive income (loss) attributable to:
Equity holders of the parent	(8,334,000)	(8,773,000)	33,871,000	8,299,000
Non-controlling interests
Total comprehensive income (loss) attributed	$ (8,334,000)	$ (8,773,000)	$ 33,871,000	$ 8,299,000